Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Utilities Fund	Sep. 28, 2024
Fidelity Advisor Utilities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(7.36%)
Past 5 years	6.72%
Past 10 years	7.98%
Fidelity Advisor Utilities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.08%)
Past 5 years	5.99%
Past 10 years	6.92%
Fidelity Advisor Utilities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.87%)
Past 5 years	5.23%
Past 10 years	6.26%
Fidelity Advisor Utilities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(3.40%)
Past 5 years	7.18%
Past 10 years	7.97%
Fidelity Advisor Utilities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(5.38%)
Past 5 years	6.93%
Past 10 years	7.93%
Fidelity Advisor Utilities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(1.45%)
Past 5 years	8.28%
Past 10 years	8.93%
Fidelity Advisor Utilities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(1.31%)
Past 5 years	8.43%
Since Inception	7.40%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1528
Average Annual Return:
Past 1 year	(7.37%)
Past 5 years	6.46%
Past 10 years	8.64%

[1]	A From October 2, 2018 .